LOSS PER SHARE (Tables)	6 Months Ended
Dec. 31, 2025
Loss per share
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net loss per share:

	For the Six Months Ended December 31,
	2025	2024

Loss attributable to the Company	$(5,175,002)	$(1,815,843)
Weighted average number of common shares outstanding – Basic	17,807,886	12,755,658
Dilutive securities -unexercised warrants and options	-	-
Weighted average number of common shares outstanding – diluted	17,807,886	12,755,658

Loss per share – Basic	$(0.29)	$(0.14)
Loss per share – Diluted	$(0.29)	$(0.14)